Note 22 - Taxes	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]

22. Taxes

a.         Income tax (recovery) expense

	2021	2020
Current income taxes	$40,087	$6,228
Deferred income taxes	(84,102)	1,481
Total income tax (recovery) expense	$(44,015)	$7,709

Income tax (recovery) expense differs from the amount that would arise from applying the Canadian federal and provincial statutory income tax rates to earnings before income tax as follows:

	2021	2020
Earnings before income tax	$402,934	$23,849
Income tax at statutory tax rate of 26.5%	106,778	6,320
Increase (decrease) due to:
Difference between Canadian and foreign tax rates(1)	(7,008)	(15,379)
Change in unrecognized deductible temporary differences	(172,247)	4,597
Impact of foreign currency on deferred tax balances	25,515	11,076
Non-deductible costs	(1,875)	26
Local mining taxes	4,574	2,323
Impact of tax legislation/rate change	—	(1,279)
Other	248	25
Income tax (recovery) expense	$(44,015)	$7,709

(1)	Income tax (recovery) expense in 2021 included $8.7 million (2020 - $10.0 million) of withholding tax expense related to the Öksüt Mine.

b.         Deferred income tax assets and liabilities

The following are significant components of deferred income tax assets and liabilities:

	2021	2020
Deferred income tax assets
Provisions - asset retirement obligations and other	$55,341	$14,573
Tax losses	85,415	50,043
Total deferred income tax assets	$140,756	$64,616
Deferred income tax liabilities
Property, plant and equipment	$81,917	$85,689
Investments in subsidiaries	12,400	10,000
Assets held-for-sale	—	8,400
Total deferred income tax liabilities	$94,317	$104,089
Net deferred income tax (assets)/ liabilities	$(46,439)	$39,473

The deferred income tax asset of $140.8 million is expected to be realized in more than one year. The deferred income tax liability of $94.3 million includes $81.9 million expected to be realized in more than one year.

After offsetting deferred income tax assets against deferred income tax liabilities in the same taxable entity, the resulting balances are as follows:

	2021	2020
Deferred income tax assets	$(101,300)	$—
Deferred income tax liabilities	54,861	39,473
Net deferred income tax (assets)/ liability	$(46,439)	$39,473

A reconciliation of the movements of the deferred income tax assets and liabilities is provided below:

	2021	2020
Balance at the beginning of year	$39,473	$33,733
Recognized in the statement of earnings	(84,102)	1,481
Recognized in other comprehensive income	(1,810)	4,259
Balance at the end of the year	$(46,439)	$39,473

The deferred income tax recovery of $84.1 million recognized in the consolidated statements of earnings includes the amount related to the recognition of deferred income tax assets of $101.3 million (2020 - $nil) for the Mount Milligan Mine. Deferred income tax assets were recognized as a result of the periodic assessment performed as at December 31, 2021 to conclude that it was more likely than not that the related tax benefit will be realized in the future based on the expectation of future earnings.

The Company has not recognized deferred income tax assets with respect to the following deductible temporary differences:

	2021	2020
Deductible temporary differences(1)	$443,000	$921,457
British Columbia mining tax deductible temporary differences	566,800	817,200
British Columbia mining tax credits	1,400	28,700
Capital losses	5,100	9,480
Total deductible temporary differences	$1,016,300	$1,776,837

(1)

The deductible temporary differences consist of $251.6 million for Canada (December 31, 2020 - $758.5 million), $160.5 million for the United States (December 31, 2020 - $137.2 million) and $30.9 million for Turkey (December 31, 2020 - $25.7 million).

The capital loss carry forwards and deductible temporary differences have no expiry date.

Expiry dates of tax losses	2028	Thereafter	Total
Non-capital tax losses(1)
Canada	$8,940	$657,928	$666,868
United States	496	144,842	145,338
	$9,436	$802,770	$812,206

(1)	Represents the gross amount of tax loss carry forwards translated at the closing exchange rate as at December 31, 2021.

The non-capital tax losses include $509.3 million of losses which are not recognized as deferred income tax assets. In addition, the non-capital tax losses for the United States include $75.6 million that are restricted due to the change in ownership.